ORGANIZATION (Details Narrative) - USD ($)																											12 Months Ended
	Dec. 31, 2021	Dec. 21, 2021	Dec. 15, 2021	Nov. 30, 2021	Sep. 21, 2021	Aug. 11, 2021	Jul. 09, 2021	Jul. 08, 2021	Jul. 02, 2021	Jul. 01, 2021	Jun. 24, 2021	May 12, 2021	Feb. 17, 2021	Feb. 16, 2021	Feb. 08, 2021	Dec. 30, 2020	Dec. 29, 2020	Nov. 27, 2020	Sep. 23, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Oct. 01, 2017	Sep. 27, 2017	Aug. 24, 2017	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Mar. 07, 2022	Feb. 11, 2022	Feb. 10, 2022	Jul. 11, 2021	Jul. 10, 2021	Aug. 07, 2018	Oct. 20, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, New Issues	$ 68,027		$ 60,000	$ 25,610			$ 158,810		$ 108,804	$ 163,517	$ 235,200	$ 183,600					$ 41,051	$ 163,000	$ 48,000		$ 60,000	$ 26,778	$ 72,800
Notes Payable																														$ 140,000
Common Stock, Shares Authorized	500,000,000																										500,000,000	250,000,000	1,000,000,000
Preferred Stock, Shares Authorized	5,000,000																										5,000,000	2,000,000	5,000,000
Common Stock, Value, Issued	$ 24,702																										$ 24,702	$ 12,984	$ 40,634
Debt Instrument, Face Amount	$ 39,167		$ 35,677				$ 41,000		$ 35,340	$ 64,554	$ 114,660	$ 60,000					$ 16,000		$ 24,000		$ 40,000	$ 7,000	$ 20,000				$ 39,167
Stock Issued During Period, Shares, New Issues	6,802,721		5,714,286	2,082,128	4,512,497		7,823,177	1,000,000	4,629,964	8,300,345	14,700,000	6,000,000				10,000,000	1,769,447	10,000,000	4,000,000	262,481	4,000,000	892,592	2,000,000				85,636,560	14,662,039
Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross													1,616,379
Georgia Limited Liability Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders' Equity, Reverse Stock Split																									reverse stock split of 1 share for 1000 shares
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																										85,000,000
Compaction And Recycling Equipment Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired																								100.00%
Stock Issued During Period, Value, New Issues																								$ 902,700
Cash																								586,890
Debt Instrument, Interest Rate, Stated Percentage																																				7.00%
Compaction And Recycling Equipment Inc [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable																								$ 315,810
Columbia Financial Services Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired																								100.00%
Stock Issued During Period, Value, New Issues																								$ 597,300
Cash																								418,110
Debt Instrument, Interest Rate, Stated Percentage																																				7.00%
Columbia Financial Services Inc [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable																								$ 179,190
Agreement [Member] | Chief Executive Officer [Member] | Mirabile Corporate Holdings, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage																																			7.50%
Agreement [Member] | St. James Capital Management, LLC. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited																										3,000,000
Stockholders' Equity, Reverse Stock Split																									reverse stock split of 1 share for 1000 shares
Asset Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross														2,000,000
Common Stock, Shares Authorized																																	500,000,000	250,000,000
Preferred Stock, Shares Authorized																															1,000,000,000	500,000,000	5,000,000	2,000,000
Asset Purchase Agreement [Member] | DG Research, Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross															$ 160,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross															2,000,000
Remitted amount															$ 50,000
Proceeds from Notes Payable															$ 110,000
Debt Instrument, Maturity Date															Apr. 09, 2021
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Escrow Deposit						$ 50,000
Common Stock, Value, Issued						$ 1,300,000
Common stock, shares						1,000,000
Amended Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Escrow Deposit						$ 50,000
Common Stock, Value, Issued						$ 1,000,000
Common stock, shares						2,000,000
Net sales revenue percentage		4.00%
Amended Agreement [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Maturity Date						Dec. 18, 2021
Debt Instrument, Face Amount						$ 186,537.92
Debt Instrument, Interest Rate, Stated Percentage						7.00%
Letter of Intent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues		2,000,000